Exceptional items (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about business combination [line items]
Findus Group integration costs	€ 4.5	€ 3.2		€ 5.7
Factory optimization	0.5	0.0	€ 0.5	0.0
Supply chain reconfiguration	0.2	0.0	0.2	0.0
Settlement of legacy matters	0.1	3.3	0.1	3.7
Implementation of strategic opportunities	0.0	2.6	0.0	7.8
Remeasurement of indemnification assets	0.0	2.1	0.0	(8.3)
Costs related to transactions	0.0	0.4	0.0	2.5
Other restructuring costs	0.0	(0.1)	0.0	0.0
Exceptional items	6.1	€ 11.5	7.6	11.4
Findus Sverige AB [Member]
Disclosure of detailed information about business combination [line items]
Findus Group integration costs			6.0
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Findus Group integration costs	€ 0.8		€ 0.8	€ 0.0